SUMMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Allowance for doubtful accounts			$ 25,713		$ 10,000	$ 0
Income tax rate			50.00%
Impairment charge					0
Marketing costs	$ 14,915	$ 29,192	$ 22,411	$ 84,214	$ 92,144	12,540
Useful life of intangible assets			5 years		5 years
Selling, general and administrative expense	$ 931,874	$ 780,883	$ 2,365,025	$ 2,287,345	$ 3,008,496	$ 2,984,198
Common Shares
Antidilutive Securities Excluded from Computation of Earnings Per Share	10,991,000	9,139,000	8,285,000	8,382,476	2,585,177	2,582,667
Equipment and software [Member] | Minimum [Member]
Property and equipment, useful life			1 year		1 year
Equipment and software [Member] | Maximum [Member]
Property and equipment, useful life			10 years		10 years